UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pharo Management LLC
Address: 1370 Avenue of Americas
         Suite 2603
         New York, NY  10019

13F File Number:  028-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeff Hanlon
Title:     Chief Financial Officer
Phone:     (212) 641-8686

Signature, Place, and Date of Signing:

 /s/  Jeff Hanlon     New York, NY     November 01, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $134,636 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-13631                     Pharo Management UK LLP
02   028-13633                     Pharo Advisors UK Ltd.
03   028-13632                     Pharo Global Advisors Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     5164    18200 SH       OTHER   01 02 03        18200        0        0
ASML HOLDING N V               NY REG SHS       N07059186     4222   142000 SH       OTHER   01 02 03       142000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4979   380000 SH       OTHER   01 02 03       380000        0        0
CISCO SYS INC                  COM              17275R102     5037   230000 SH       OTHER   01 02 03       230000        0        0
CITIGROUP INC                  COM              172967101    11892  3049300 SH  CALL OTHER   01 02 03      3049300        0        0
EXXON MOBIL CORP               COM              30231G102     4943    80000 SH       OTHER   01 02 03        80000        0        0
IROBOT CORP                    COM              462726100      929    50000 SH       OTHER   01 02 03        50000        0        0
ISHARES INC                    MSCI BRAZIL      464286400    45727   594400 SH       OTHER   01 02 03       590000        0        0
ISHARES INC                    MSCI TURKEY FD   464286715    14251   203500 SH       OTHER   01 02 03       200000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     2141    50000 SH       OTHER   01 02 03        50000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    12379   276500 SH       OTHER   01 02 03       276500        0        0
LAM RESEARCH CORP              COM              512807108     3181    76000 SH       OTHER   01 02 03        76000        0        0
MICROSOFT CORP                 COM              594918104     4898   200000 SH       OTHER   01 02 03       200000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     7254   200000 SH       OTHER   01 02 03       200000        0        0
ROVI CORP                      COM              779376102     2521    50000 SH       OTHER   01 02 03        50000        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     1897   120000 SH       OTHER   01 02 03       120000        0        0
TERADYNE INC                   COM              880770102     1638   147000 SH       OTHER   01 02 03       147000        0        0
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105     1583    55000 SH       OTHER   01 02 03        55000        0        0